Business Combinations - Summary of Business Divestments Transactions (Detail)	12 Months Ended
Dec. 31, 2021
MediaKind [member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	MediaKind
Divestments, Description	A divestment of 51% of its MediaKind business.
Business Divestments, transaction date	FEB 1,2019
Data Center [Member]
Disclosure Of Business Divestitures [Line Items]
Divestments, Company	Data center
Divestments, Description	A data center business located in the Netherlands.
Business Divestments, transaction date	NOV 1, 2021